Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net loss	$ (62,399,163)	$ (9,392,702)
Weighted average common shares outstanding – basic	37,344,429	26,017,018
Weighted average common shares outstanding – diluted	37,344,429	26,017,018
Net loss per share – basic	$ (1.67)	$ (0.36)
Net loss per share – diluted	$ (1.67)	$ (0.36)